Restructuring Charges - Prior Period Restructuring Charges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 12,490,000	$ 7,753,000
Resource Rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charges		12,490,000
Opening provision	6,419,000
Utilized	(4,782,000)	(6,071,000)
Closing provision	1,637,000	6,419,000
Resource Rationalizations 2018 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Restructuring charges		9,684,000
Opening provision	4,285,000
Utilized	(3,554,000)	(5,399,000)
Closing provision	731,000	4,285,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charges		2,806,000
Opening provision	2,134,000
Utilized	(1,228,000)	(672,000)
Closing provision	906,000	2,134,000
Resource Rationalizations 2017
Restructuring Reserve [Roll Forward]
Restructuring charges			7,800,000
Resource Rationalizations 2017 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Restructuring charges			7,753,000
Opening provision	2,082,000	3,097,000
Utilized	(2,082,000)	(1,015,000)	(4,656,000)
Closing provision	$ 0	$ 2,082,000	$ 3,097,000